Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (152)	$ (636)
Total debt	213,515	217,549
Less: Current portion	(213,515)	(217,549)
Long-term portion	0	0
Secured Credit Facilities | Drybulk Segment
Debt Instrument [Line Items]
Secured Debt	$ 213,667	$ 218,185